GOING CONCERN (Details Narrative) - USD ($)	125 Months Ended	128 Months Ended	131 Months Ended	134 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss since inception	$ 20,905,369	$ 19,269,840	$ 19,324,617	$ 19,423,836